Shareholder Report, Holdings (Details) - C000264665	Apr. 30, 2026
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%